4. Inventories (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories Details
Raw materials	$ 192,096	$ 398,510	$ 173,510
Work in progress	150,784	116,319	11,768
Finished goods	66,315	141,568	320,678
Total	$ 409,195	$ 656,397	$ 505,956